Summary of Long-Lived Assets by Geographical Areas (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Long lived assets	$ 60,027	$ 75,444	$ 53,792
PRC (excluding Hong Kong)
Segment Reporting Information [Line Items]
Long lived assets	56,060	71,151	49,206
Hong Kong
Segment Reporting Information [Line Items]
Long lived assets	$ 3,967	$ 4,293	$ 4,586